EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Components of Numerator and Denominator in Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)		5,197,406
Net income (loss) attributable to Frontline Ltd.	$ 48,494	$ (90,315)
Weighted average number of ordinary shares (in shares)	136,869,000	95,349,000